N-2	Mar. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001610250
Amendment Flag	false
Securities Act File Number	001-36711
Document Type	8-K
Entity Registrant Name	Boot Barn Holdings, Inc.
Entity Address, Address Line One	15345 Barranca Parkway
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	453-4400
Entity Emerging Growth Company	false